Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2023 and December 31, 2022 were as follows:

		As at June 30, 2023		As at December 31, 2022
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (1)	1	83.8	83.8	108.0	108.0
Restricted cash (1)	1	—	—	2.5	2.5
Trade receivables (1)	1	53.9	53.9	43.0	43.0
Other current assets (1)	1	32.8	32.8	25.4	25.4
Due from related parties (1)	1	81.8	81.8	65.6	65.6
Non-current restricted cash (1)	1	—	—	8.0	8.0

Liabilities
Trade payables (1)	1	37.8	37.8	47.7	47.7
Accrued expenses (1)	1	90.6	90.6	80.8	80.8
Short term accrued interest and other items (1)	1	76.3	76.3	77.7	77.7
Other current liabilities (1)	1	43.5	43.5	36.2	36.2
Short-term debt (2)	1	107.9	107.9	100.8	100.8
Short-term debt (3)	2	—	—	330.8	350.0
Long-term debt (2)	1	1,295.5	1,295.5	1,177.7	1,177.7
Long-term debt (4)	2	247.5	250.0	—	—
(1) The carrying values approximate the fair values due to their near term expected receipt/payment of cash.
(2) Short-term and long-term debt excludes deferred charges and effective interest rate adjustments.

(3)This relates to our 3.875% convertible bonds which were due in May 2023 and which were fair valued using observable market-based inputs.

(4)This relates to our 5.00% convertible bonds due in 2028 which are fair valued using observable market-based inputs.